UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

				 FORM 13F/A

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011

Check here if Amendment (X); Amendment Number: #1
This Amendment (Check only one):  ( ) is a restatement.
                                  (X) adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     The Bank of New York Mellon Corporation
Address:  One Wall Street, 31st Floor
          New York, New York 10286

Form 13F File Number:  028-12592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Nicholas R. Darrow
Title:  Senior Vice President
Phone:  (412) 236-7733

Signature, Place, and Date of Signing:

        /s/ Nicholas R. Darrow           Pittsburgh, PA       06/08/2011
              (Signature)                (City, State)         (Date)

"Certain Section 13 (f) securities have been omitted from this report because those securities are subject to the Lehman bankruptcy proceeding. Accordingly, none of the institutional investment managers represented on this Form 13F
(" BNY Mellon ") have investment discretion over those securities. BNY Mellon will include such securities on future Form 13F filings once investment discre-tion is regained."

Report Type (Check only one):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managers are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting managers are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Reporting Managers:

     Form 13F File Number  NAME

     028-01190             Frank Russell Company


                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		22

Form 13F Information Table Entry Total: 	 1  (data record)

Form 13F Information Table Value Total: 	$4,387,181  (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  NAME

02   000-00000             BNY Mellon Asset Servicing B.V.
03   028-00242             The Boston Company Asset Management, LLC
04   085-00868             BNY Mellon Trust of Delaware
15   028-02900             Mellon Capital Management Corporation
18   000-00000             Strategic Investment Partners
22   028-00127             The Dreyfus Corporation
38   801-42114             Newton Capital Management Limited
40   028-04797             Newton Investment Management Limited
42   008-13801             MBSC Securities Corporation
45   028-04303             Standish Mellon Asset Management Company LLC
47   085-11396             The Bank of New York Mellon Trust Company, NA
48   812-13824             The Bank of New York Mellon
49   000-00000             BNY Mellon, NA
50   801-69636             BNY Mellon ARX Investimentos Ltda
51   000-00000             Walter Scott & Partners Limited
57   028-05577             Urdang Securities Management, Inc.
59   028-11769             Lockwood Advisors, Inc.
60   028-12806             Blackfriars Asset Management Limited
61   000-00000             Ankura Capital Pty Limited
62   000-00000             Insight Investment Management (Global) Limited
64   000-00000             BNY Mellon Service Kapitalanlage-Gesellschaft mbH
65   008-17574             Pershing LLC


                                  CLSS               VALUE     SHARES/   SH/ PUT/ INVSTMT           ----VOTING AUTHORITY-----
  NAME OF ISSUER                  TTLE  --CUSIP--   (X$1000)   PRN AMT   PR  CALL DSCRETN   MGRS       SOLE     SHARED      NONE

KELLOGG CO                        COM    487836108   4387181   81274190  SH       DEFINED    47            0  81274190         0

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